Loans - Consumer Loans excluding Credit Card, FICO and LTV (Details 6b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Residential real estate, excluding PCI [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	167,468	174,211
Loans guaranteed by the U.S. government	13,099	12,949
Residential real estate, excluding PCI [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,414	10,668
Residential real estate, excluding PCI [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,024	5,439
Residential real estate, excluding PCI [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,252	6,383
Residential real estate, excluding PCI [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	15,290	15,261
Residential real estate, excluding PCI [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	25,510	26,878
Residential real estate, excluding PCI [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,920	8,553
Residential real estate, excluding PCI [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	71,316	74,638
Residential real estate, excluding PCI [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	12,643	13,442
Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,441	11,287
Loans guaranteed by the U.S. government	0	0
Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	360	338
Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,120	1,153
Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	528	506
Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,446	1,486
Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	881	925
Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,761	1,955
Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,989	2,252
Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,356	2,672
Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	74,276	74,539
Loans guaranteed by the U.S. government	13,099	12,949
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,005	3,039
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,477	1,595
Prime Mortgages, including option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,683	4,733
Prime Mortgages, including option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,793	1,775
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,251	10,720
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,674	2,786
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	32,669	32,385
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,625	4,557
Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	22,969	24,376
Loans guaranteed by the U.S. government	0	0
Home Equity Senior Lien [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	350	363
Home Equity Senior Lien [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	176	196
Home Equity Senior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	690	619
Home Equity Senior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	268	249
Home Equity Senior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,955	1,900
Home Equity Senior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	653	657
Home Equity Senior Lien [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	16,199	17,474
Home Equity Senior Lien [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,678	2,918
Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	59,782	64,009
Loans guaranteed by the U.S. government	0	0
Home Equity Junior Lien [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,699	6,928
Home Equity Junior Lien [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,251	2,495
Home Equity Junior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,389	9,403
Home Equity Junior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,745	2,873
Home Equity Junior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	12,423	13,333
Home Equity Junior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,832	3,155
Home Equity Junior Lien [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	20,459	22,527
Home Equity Junior Lien [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 2,984	$ 3,295